Stock Options and Stock Appreciation Rights - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 05, 2012
Employee Stock Option
Stock option details
Shares available for future grants				800,000
Maximum exercisable period for granted share-based compensation	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life (Years)		7 years
Dividend yield (as a percent)		3.08%
Interest rate (as a percent)		1.94%
Volatility (as a percent)		37.78%
Stock option activity
Options outstanding at the beginning of the period (in shares)	461,822
Less:
Options exercised (in shares)	(46,444)
Options forfeited (in shares)	(31,513)
Options outstanding at the end of the period (in shares)	383,865	461,822
Options fully vested and exercisable at the end of the period (in shares)	232,143
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 29.67
Less:
Options exercised, weighted average exercise price (in dollars per share)	25.12
Options forfeited, weighted average exercise price (in dollars per share)	24.52
Options outstanding at the end, weighted average exercise price (in dollars per share)	30.65	$ 29.67
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 27.80
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)	3 years 5 months 1 day
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)	1 year 11 months 15 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 9,088,000
Options fully vested and exercisable at the end, aggregate intrinsic value	6,157,000
Stock-based compensation expense	330,000	$ 449,000	$ 506,000
Stock-based compensation cost, unrecognized	$ 507,000
Stock-based compensation cost, unrecognized, weighted-average period of recognition	1 year 3 months 18 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)		$ 11.24	$ 10.20
Total fair value of stock options vested	$ 514,000	$ 514,000	$ 1,308,000
Total intrinsic value of stock options exercised	$ 1,060,000	$ 1,670,000	$ 2,536,000
Incentive Stock Options to 10 Percent Shareholders
Stock option details
Maximum exercisable period for granted share-based compensation	5 years